Loss Per Share - Antidilutive (Q3) (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of EPS, amount	33,491,000	28,873,000	33,491,000	28,873,000	16,275,742	11,758,416	12,696,775
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of EPS, amount	20,347,000	16,373,000	20,347,000	16,373,000	16,170,737	11,653,411	12,591,770
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of EPS, amount	646,000	0	646,000	0
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of EPS, amount	12,498,000	12,500,000	12,498,000	12,500,000	105,005	105,005	105,005